Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Australia (0.2%)
[1]	BHP Group Ltd. (XLON) Class DI	590,110	14,129
Brazil (1.2%)
	B3 SA - Brasil Bolsa Balcao	13,664,500	36,669
*	NU Holdings Ltd. Class A	1,709,695	23,457
	Petroleo Brasileiro SA ADR (XNYS)	1,777,083	22,231
	Ambev SA	7,222,710	17,708
			100,065
Canada (2.2%)
*	Shopify Inc. Class A (XTSE)	680,576	78,504
	Magna International Inc.	1,152,623	44,503
	Brookfield Corp.	492,328	30,450
	Stella-Jones Inc.	450,368	25,959
			179,416
China (3.4%)
	Tencent Holdings Ltd.	701,030	45,171
	China Overseas Land & Investment Ltd.	23,840,500	41,559
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,107,400	39,039
	ANTA Sports Products Ltd.	2,784,400	33,691
	Alibaba Group Holding Ltd.	2,348,979	33,252
*	Li Auto Inc. Class A	2,234,258	30,495
*	PDD Holdings Inc. ADR	286,780	30,014
	Kweichow Moutai Co. Ltd. Class A	121,100	23,838
			277,059
Denmark (0.6%)
	Novo Nordisk A/S Class B	626,730	43,428
*	Genmab A/S	10,251	2,129
			45,557
Finland (0.3%)
	Nokia OYJ ADR	2,677,936	13,872
	Nokia OYJ	1,419,447	7,365
			21,237
France (3.5%)
	ArcelorMittal SA	1,291,768	41,019
	Cie Generale des Etablissements Michelin SCA	1,017,313	37,838
	Rexel SA	1,206,319	37,206
	Edenred SE	1,094,000	33,980
	Sanofi SA	349,141	33,802
	Hermes International SCA	12,006	32,547
	Nexans SA	154,122	20,168
	Sartorius Stedim Biotech	60,895	14,570
[2]	Amundi SA	135,117	10,952
	LVMH Moet Hennessy Louis Vuitton SE	20,167	10,555
*	SOITEC	173,994	9,595
			282,232
Germany (2.0%)
	Daimler Truck Holding AG	1,417,366	67,245
	Fresenius Medical Care AG	887,763	51,007
	BASF SE	924,698	45,735
			163,987
Hong Kong (1.0%)
	AIA Group Ltd.	5,006,800	45,354
	Galaxy Entertainment Group Ltd.	7,182,825	32,018
			77,372
India (0.5%)
[2]	Reliance Industries Ltd. GDR	594,678	41,468

		Shares	Market Value ($000)
Ireland (0.2%)
	Bank of Ireland Group plc	1,142,425	16,280
Israel (0.2%)
*	Wix.com Ltd.	88,712	14,057
Italy (1.1%)
	Ryanair Holdings plc ADR	1,064,852	61,410
	Enel SpA	3,170,221	30,087
	Saipem SpA	15,300	42
			91,539
Japan (3.2%)
	TDK Corp.	3,605,200	42,082
[1]	Kokusai Electric Corp.	1,373,700	32,869
	Olympus Corp.	2,477,600	29,430
	Disco Corp.	94,600	28,025
	Nippon Paint Holdings Co. Ltd.	3,079,300	24,764
	Cosmos Pharmaceutical Corp.	372,500	23,641
	Keyence Corp.	51,762	20,696
	CyberAgent Inc.	1,737,400	19,851
	SMC Corp.	51,700	18,527
*	Rakuten Group Inc.	3,288,500	18,120
			258,005
Netherlands (5.0%)
	Prosus NV	2,428,650	136,263
*,2	Adyen NV	47,624	87,463
	ASML Holding NV	55,864	44,766
	Randstad NV	933,998	43,171
	ING Groep NV	1,967,946	43,133
	ASM International NV	38,184	24,494
*	Argenx SE ADR	40,476	22,311
			401,601
Other (0.1%)
[3]	Vanguard Growth ETF	15,549	6,817
Russia (0.0%)
[4]	Sberbank of Russia PJSC	3,912,108	—
*,4	VK IPJSC	128,137	—
			—
Singapore (0.6%)
*	Sea Ltd. ADR	316,922	50,688
South Korea (2.5%)
*	Coupang Inc.	2,851,017	85,416
	Samsung Electronics Co. Ltd. (XKRX)	1,815,374	80,279
	Shinhan Financial Group Co. Ltd.	807,815	36,624
			202,319
Sweden (1.0%)
*	Spotify Technology SA	45,181	34,669
	Epiroc AB Class B	1,243,589	23,843
	Atlas Copco AB Class B	1,572,781	22,385
*,4	Severstal PAO GDR (Registered)	520,152	—
			80,897
Switzerland (1.3%)
	UBS Group AG (Registered)	1,228,210	41,700
	Cie Financiere Richemont SA Class A (Registered)	208,182	39,395
	Julius Baer Group Ltd.	381,938	25,908
			107,003
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,817,000	139,585
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	402,758	91,221
			230,806
United Kingdom (4.1%)
*	Flutter Entertainment plc	219,342	62,357
	CRH plc (SGMX)	595,035	54,928
	Reckitt Benckiser Group plc	704,594	48,002
	J Sainsbury plc	11,177,219	44,484

		Shares	Market Value ($000)
	HSBC Holdings plc	3,106,336	37,575
	Shell plc	1,063,696	37,356
	Barclays plc	6,654,721	30,750
	Bellway plc	487,401	19,308
			334,760
United States (60.0%)
	NVIDIA Corp.	2,963,835	468,256
	Microsoft Corp.	761,588	378,822
*	Amazon.com Inc.	1,279,725	280,759
	Meta Platforms Inc. Class A	257,893	190,348
	Mastercard Inc. Class A	275,697	154,925
	Alphabet Inc. Class A	661,476	116,572
	Dollar General Corp.	903,692	103,364
*	Netflix Inc.	70,924	94,976
*	MercadoLibre Inc.	35,955	93,973
*	DoorDash Inc. Class A	367,840	90,676
	Elevance Health Inc.	230,098	89,499
	Service Corp. International	1,043,486	84,940
	Martin Marietta Materials Inc.	149,513	82,077
	Broadcom Inc.	278,793	76,849
*	Uber Technologies Inc.	813,785	75,926
*	Clean Harbors Inc.	313,117	72,386
	Eli Lilly & Co.	85,150	66,377
	Royalty Pharma plc Class A	1,832,322	66,019
	Alphabet Inc. Class C	331,278	58,765
*	AeroVironment Inc.	193,902	55,252
*	AutoZone Inc.	14,740	54,718
	CVS Health Corp.	782,847	54,001
	Cognizant Technology Solutions Corp. Class A	685,788	53,512
	Baxter International Inc.	1,740,138	52,691
*	Charter Communications Inc. Class A	124,236	50,789
	Capital One Financial Corp.	235,699	50,147
	Citigroup Inc.	576,798	49,097
*	Block Inc. (XNYS)	709,988	48,229
	Humana Inc.	178,893	43,736
	Welltower Inc.	280,109	43,061
*	CBRE Group Inc. Class A	298,782	41,865
*	AppLovin Corp. Class A	116,595	40,818
	SS&C Technologies Holdings Inc.	490,357	40,602
*	Airbnb Inc. Class A	305,334	40,408
	Texas Instruments Inc.	194,413	40,364
	Moody's Corp.	79,849	40,051
*	Synopsys Inc.	77,890	39,933
*	Markel Group Inc.	19,933	39,813
	S&P Global Inc.	75,333	39,722
	Skyworks Solutions Inc.	531,749	39,626
*	Cloudflare Inc. Class A	199,764	39,120
	Global Payments Inc.	485,678	38,874
*	Intuitive Surgical Inc.	68,047	36,977
	Tyson Foods Inc. Class A	644,900	36,076
	HA Sustainable Infrastructure Capital Inc.	1,332,371	35,788
*	Trade Desk Inc. Class A	495,777	35,691
	Salesforce Inc.	126,547	34,508
	Dow Inc.	1,297,574	34,360
	Lear Corp.	330,318	31,374
	Wells Fargo & Co.	389,096	31,174
	Bristol-Myers Squibb Co.	668,044	30,924
	FTAI Aviation Ltd.	265,397	30,531
	Walt Disney Co.	244,978	30,380
	Medtronic plc	344,951	30,069
*	ON Semiconductor Corp.	572,637	30,012
*	Coherent Corp.	335,431	29,924
	MetLife Inc.	353,311	28,413
	Advanced Drainage Systems Inc.	243,017	27,913
	Arthur J Gallagher & Co.	86,938	27,831
*	Dutch Bros Inc. Class A	397,218	27,158
*	Alnylam Pharmaceuticals Inc.	82,900	27,033
*	Chipotle Mexican Grill Inc.	479,362	26,916
	Eaton Corp. plc	75,115	26,815

		Shares	Market Value ($000)
*	CoStar Group Inc.	321,859	25,877
*	Vertex Pharmaceuticals Inc.	56,752	25,266
*	HubSpot Inc.	44,384	24,705
*	Datadog Inc. Class A	178,387	23,963
	Comfort Systems USA Inc.	44,655	23,944
	NOV Inc.	1,906,004	23,692
	MSCI Inc.	39,191	22,603
*	EPAM Systems Inc.	127,771	22,592
*	Unity Software Inc.	908,060	21,975
	UnitedHealth Group Inc.	68,190	21,273
	Corebridge Financial Inc.	596,781	21,186
	Amdocs Ltd.	217,950	19,886
	Thermo Fisher Scientific Inc.	48,103	19,504
*	Builders FirstSource Inc.	165,383	19,299
*	Medpace Holdings Inc.	55,896	17,544
*	First Solar Inc.	104,325	17,270
	Wingstop Inc.	50,647	17,055
	Entegris Inc.	206,297	16,638
	PVH Corp.	230,975	15,845
*	Shake Shack Inc. Class A	110,290	15,507
	WillScot Holdings Corp.	555,452	15,219
*	Floor & Decor Holdings Inc. Class A	182,041	13,828
*	Enphase Energy Inc.	303,718	12,042
*	Tesla Inc.	37,176	11,809
*,1	Mobileye Global Inc. Class A	635,223	11,421
	Brunswick Corp.	199,147	11,001
*	Revolution Medicines Inc.	254,957	9,380
	Newell Brands Inc.	1,481,420	8,000
*	Sweetgreen Inc. Class A	441,198	6,565
*	Champion Homes Inc.	90,012	5,636
	Apple Inc.	22,321	4,580
*,4	ABIOMED Inc. CVR	82,912	85
			4,856,995
Total Common Stocks (Cost $5,338,690)			7,854,289
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[5,6]	Vanguard Market Liquidity Fund, 4.355% (Cost $250,544)	2,505,842	250,559
Total Investments (100.2%) (Cost $5,589,234)			8,104,848
Other Assets and Liabilities—Net (-0.2%)			(16,647)
Net Assets (100%)			8,088,201
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,462.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $139,883, representing 1.7% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $48,558 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	324	101,311	3,574
Mini MSCI EAFE Index	September 2025	266	35,667	328
MSCI Emerging Markets Index	September 2025	288	17,762	343
				4,245

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/17/25	AUD	2	USD	1	—	—
Toronto-Dominion Bank	9/17/25	CAD	2	USD	2	—	—
HSBC Bank plc	9/17/25	HKD	12	USD	2	—	—
Barclays Bank plc	9/17/25	JPY	563	USD	4	—	—
Royal Bank of Canada	9/17/25	USD	10	CHF	8	—	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	355	EUR	309	—	(11)
State Street Bank & Trust Co.	9/17/25	USD	33	GBP	24	—	—
Toronto-Dominion Bank	9/17/25	USD	230	SEK	2,195	—	(3)
						—	(14)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,136,391	—	85	5,136,476
Common Stocks—Other	410,475	2,307,338	—	2,717,813
Temporary Cash Investments	250,559	—	—	250,559
Total	5,797,425	2,307,338	85	8,104,848
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,245	—	—	4,245
Forward Currency Contracts	—	—	—	—
Total	4,245	—	—	4,245
Liabilities
Forward Currency Contracts	—	(14)	—	(14)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Growth ETF	16,587	270,550	285,384	5,593	(529)	27	—	6,817
Vanguard Market Liquidity Fund	280,394	NA1	NA1	(8)	(12)	7,746	—	250,559
Total	296,981	270,550	285,384	5,585	(541)	7,773	—	257,376
1	Not applicable—purchases and sales are for temporary cash investment purposes.